Leases - Supplemental consolidated balance sheet information, operating leases (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 29, 2021
Leases [Abstract]
Operating lease right-of-use assets	€ 45,028	€ 48,323	€ 34,700
Current operating lease liabilities	4,538	2,269
Long-term operating lease liabilities	40,729	45,267
Total operating lease liabilities	€ 45,267	€ 47,536	€ 36,400
Weighted average remaining lease term	14 years 7 months 6 days	15 years 7 months 6 days
Weighted average discount rate	3.40%	3.40%